Statement of Cash Flows - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (19,962,564)	$ (7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(14,038)	(46,957)
Deferred warrant offering costs		458,500
Change in fair value of warrant liabilities	18,553,333	5,940,000
Formation costs paid by Sponsor		3,581
Changes in operating assets and liabilities:
Prepaid expenses	(1,896)	(185,104)
Accrued expenses	908,880	75,105
Franchise tax payable	(66,543)	116,667
Net cash used in operating activities	(582,828)	(980,481)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(300,000,000)
Cash withdrawn from Trust Account to pay franchise taxes	48,335
Net cash used in investing activities	48,335	(300,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid		294,262,000
Proceeds from sale of Private Placement Warrants		8,000,000
Repayment of promissory note – related party		(157,089)
Payment of offering costs		(134,002)
Net cash provided by financing activities		301,970,909
Net Change in Cash	(534,493)	990,428
Cash – Beginning of period	990,428
Cash – End of period	455,935	990,428
Non-Cash financing activities:
Change in value of common stock subject to redemption	$ (19,962,570)
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		258,231,930
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities		21,313,333
Deferred underwriting fee payable		10,500,000
Offering costs paid directly by Pendrell in exchange for issuance of Class B common stock		25,000
Payment of offering costs through promissory note – related party		$ 128,958